DISAGGREGATION OF REVENUE LONG-LIVED ASSETS (Details 1) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Project revenues, net	$ 3,854,000	$ 3,620,000	$ 12,437,000	$ 20,759,000	$ 24,613,000	$ 40,791,000
United Kingdom [Member]
Project revenues, net	1,545,000	1,381,000	4,497,000	7,832,000	8,659,000	15,695,000
United States [Member] | Computer Equipment [Member]
Project revenues, net	$ 2,309,000	$ 2,239,000	$ 7,940,000	$ 12,927,000	$ 15,954,000	$ 25,096,000